Minimum cash and minimum capital	12 Months Ended
Dec. 31, 2023
Minimum Cash And Minimum Capital [Abstract]
Minimum cash and minimum capital
44. Minimum cash and minimum capital
a) Minimum cash
The BCRA establishes different regulations to be observed by financial institutions, mainly regarding solvency levels, liquidity and credit assistance levels.
Minimum cash regulations set forth an obligation to keep liquid assets in relation to deposits and other obligations recorded for each period on an individual basis. The items included for the purpose of meeting that requirement are detailed below:

Accounts	December 31, 2023	December 31, 2022
Balances at the BCRA
BCRA – current account - not restricted	358,900,596	502,282,567
BCRA – special guarantee accounts – restricted	96,926,260	43,180,603

S UBTOTAL	455,826,856	545,463,170

Argentine Treasury Bonds in pesos, 0.7% Baldar Private rate. Maturity 11-23-2027	14,771,877	37,662,724
Argentine Treasury Bonds in pesos. Maturity 05-23-2027	32,406,871	100,997,240
Argentine Treasury Bonds in pesos. Maturity 08-23-2025	49,502,692	—
Treasury Bonds adjusted by 4.25% CER in pesos . Maturit y 12-13-2024	218,925,057	—
Treasury Bonds adjusted by 4% CER in pesos . Matur ity 10-14-2024	189,705,541	—
Treasury Bonds adjusted by 4.25% CER in pesos . Maturity 02-14-2025	56,074,420	—
Argentine Treasury Bond in dual currency. Maturity 06-30-2024	216,222,852	—
Others	791,192	57,721,176
Liquidity Bills – BCRA	60,435,133	1,505,491,903

S UBTOTAL	838,835,635	1,701,873,043
TOTAL	1,294,662,491	2,247,336,213

b) Minimum capital
Minimum capital requirements are determined on the basis of the implicit risks to which the Group is exposed (credit risk, market risk and operational risk). The minimum capital will be the higher of the minimum capital fixed by the BCRA and the capital requirements for credit risk, market risk (requirement for daily positions in eligible instruments) and operational risk. These requirements must be complied with on both an individual and a consolidated basis.
For the purposes of calculating capital requirements, there is recognition of certain risk mitigation techniques such as collateralization, personal guarantees and credit derivatives. Provided that certain criteria are met financial institutions may opt for either the simple approach (or risk weighting substitution) or for the comprehensive approach, which allows reducing the exposure amount up to the value ascribed to the collateral.
Off-balance
sheet transactions (including loan commitments) must be converted into credit exposure equivalents through the use of credit conversion factors (CCF). The higher the chance of financing an off-balance
sheet transaction, the higher the conversion factor will be. Then, the credit exposure equivalent is weighted based on counterparty risk.
Minimum capital must be, at least, the greater of:

•	Minimum basic capital, and

•	The sum of minimum capital required for credit risk, market risk and operational risk.

Minimum capital requirement for credit risk
will be determined as the sum of:
a) 8% of the sum of credit-risk-weighted asset transactions without delivery against payment;
b) failed delivery-against-payment transactions; and
c) requirement for counterpart credit risk in transactions with over-the-counter
derivatives.
The sum of (a), (b) and (c) is multiplied by a coefficient which varies from 1 to 1.19 based on the rating the Bank is granted by BCRA.
Minimum Capital Requirement for Market Risk:
BCRA imposes additional minimum capital requirements in relation to market risk associated with positions held by financial institutions in “local assets”, “foreign assets”, “foreign currency” and “gold”, including derivatives bought or sold on such positions.
The positions under consideration must be separated according to the currency of issue of each instrument, regardless of the issuer’s residence. In the cases of assets expressed in foreign currency, the Group must consider the risk for two positions: that which corresponds to the assets and the position in foreign currency, the relevant capital requirement being determined on the basis of the latter. The value of all positions will be expressed in pesos by using the reference exchange rate published by the BCRA for the U.S. dollar, after application of the swap rate corresponding to the other currencies.
Minimum Capital Requirement for Operational Risk:
Operational risk is defined as the risk of loss resulting from inadequate or failed internal processes, people and systems or from external events. The definition includes legal risk but excludes strategic and reputational risk. Financial institutions must establish a system for the management of operational risk that includes policies, processes, procedures and the structure for their adequate management.
Any defects of application derived from the requirement of additional capital will not make the financial institution fall into noncompliance with the Minimum Capital Regulations, even if they are not allowed to distribute cash dividends and pay fees, ownership interest or bonuses originated in the bank’s distribution of results.
The breakdown of minimum capital at consolidated level is detailed below:

Minimum capital requirements	December 31, 2023	December 31, 2022
Credit risk	222,092,365	219,153,734
Operational risk	90,508,105	88,131,816
Market risk	6,537,813	4,611,870
Incremental requirement (1)	17,505,613	—
Total capital	1,140,647,877	958,835,096

Excess capital	804,003,981	646,937,676

(1)
The increase observed in the minimum capital requirement for credit risk originates from the failure to comply with the maximum limit established by the BCRA for financing the non-financial
public sector for 15 days in the month of December 2023, As established by the regulations, this non-compliance
causes the increase in the minimum capital requirement for credit risk for an amount equivalent to 100% of the excess the relationship, starting from the month in which the breaches are recorded and as long as they remain, In the case of credit relationships, the calculation of the set aside will be carried out on the basis of the monthly average of the daily excesses, As of the date of issuance of these
Consolidated
Financial Statements, the aforementioned situation was regularized
.